Employee and Director Benefit Programs (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
12. Employee and Director Benefit Programs
Matching of employee contributions, percentage	4.00%	4.00%	4.00%
Defined Benefit Plan, Contributions by Employer	$ 709,000	$ 692,000	$ 691,000
Expenses incurred for benefits relating to the postretirement benefit plan	477,000	388,000	$ 361,000
Postretirement Benefits paid	$ 288,000	$ 216,000